Shareholder Report, Average Annual Return (Details) 74200001190_Franklin Natural Resources Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	62.49%	19.31%	7.34%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	63.49%	19.31%	7.34%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	31.01%	11.91%	14.76%
S&P North American Natural Resources Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Natural Resources Sector Index
Average Annual Return, Percent	53.73%	20.81%	10.34%
S&P Global Natural Resources Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index
Average Annual Return, Percent	49.88%	12.01%	10.96%